Convertible Redeemable Preferred Shares - Schedule of Convertible Redeemable Preferred Shares (Details) - Series A Convertible Redeemable Preferred Shares [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2021
Schedule of Convertible Redeemable Preferred Shares [Line Items]
Balance		$ 3,135,781
Issuance of preferred shares in exchange of cash		3,000,000
Accretion of preferred shares	$ 160,000	$ 135,781
Conversion into Class B Ordinary Shares	$ (3,295,781)